SHARE-BASED PAYMENT ARRANGEMENTS - Narrative (Details)				1 Months Ended	12 Months Ended
	Oct. 06, 2025	Apr. 03, 2025	Jan. 30, 2024 shares $ / shares	Mar. 31, 2022 shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation cost | $					$ 700,000	$ 3,000,000.0
Share-based payments | $					2,310,000	11,644,000	$ 26,324,000
Weighted average fair value at measurement date, share options granted | $					$ 0	$ 0.81	$ 1.76
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares					$ 55.98	$ 3.08	$ 3.94	$ 5.20
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share split, conversion ratio	0.05
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares					25.80	1.29	3.00
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares					$ 104.00	$ 5.20	$ 5.20
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares) | shares					0	84,000	0
Shares granted (in dollars per share) | $ / shares					$ 0	$ 2.15	$ 0
Restricted Shares | 2022 Equity Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares) | shares			84,000
Shares granted (in dollars per share) | $ / shares			$ 2.15
Vesting percentage			60.00%
Restricted Shares | 2022 Equity Incentive Award Plan | Potential Ordinary Share Transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		40.00%
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares) | shares				3,674,000	0	0	28,000
Shares granted (in dollars per share) | $ / shares					$ 0	$ 0	$ 3.25
Vesting percentage				25.00%
Number of shares issuable for each share-based payment award (in shares) | shares				1
Instruments granted and vested immediately (in shares) | shares				264,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Number of shares issuable for each share-based payment award (in shares) | shares					1
Weighted average remaining contractual life					7 years 8 months 19 days	8 years 7 months 24 days	9 years 2 months 4 days